SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended		12 Months Ended
	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 ¥ / shares shares	May 20, 2018 ¥ / shares shares	Nov. 30, 2019	May 31, 2018 shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Share-based compensation arrangement by share-based payment award
Options granted (in shares) | shares	690,023	690,023	24,627,493				0
Exercises price of options granted (per share) | $ / shares	$ 0.00001
Weighted-average grant date fair value per option | ¥ / shares		¥ 60.77	¥ 48.64
Fair value assumptions
Average risk-free rate of interest									3.18%
Dividend yield									0.00%
Time to maturity									10 years
Exercise price | $ / shares								$ 0.00001
Number of options
Options outstanding at beginning (in shares) | shares							25,244,577
Options granted (in shares) | shares	690,023	690,023	24,627,493				0
Options forfeited (in shares) | shares							(1,741,363)
Options exercised (in shares) | shares							(5,470,244)
Options outstanding at ending (in shares) | shares							18,032,970		25,244,577
Options exercisable (in shares) | shares										8,411,583
Options vested or expected to be vested (in shares) | shares										18,032,970
Weighted Average Exercise Price
Options outstanding at beginning (per share) | $ / shares						$ 0.00001
Options granted (per share) | $ / shares	$ 0.00001
Options forfeited (per share) | $ / shares						0.00001
Options exercised (per share) | $ / shares						0.00001
Options outstanding at ending (per share) | $ / shares						0.00001		$ 0.00001
Options exercisable (per share) | $ / shares						0.00001
Options vested or expected to be vested (per share) | $ / shares						$ 0.00001
Weighted Average Remaining Contract Life Years
Options forfeited (in years)							6 years 9 months 14 days
Options exercised (in years)							6 years 10 months 13 days
Options outstanding at ending (in years)							6 years 10 months 28 days		7 years 10 months 20 days
Options exercisable (in years)							6 years 8 months 8 days
Options vested or expected to be vested (in years)							6 years 10 months 28 days
Aggregate Intrinsic Value
Options outstanding at beginning | ¥							¥ 1,346,041
Options exercised | ¥							(186,043)
Options outstanding at ending | ¥							¥ 613,301		¥ 1,346,041
Options exercisable | ¥										¥ 286,078
Options vested or expected to be vested | ¥										613,301
Minimum
Fair value assumptions
Estimated volatility rate									51.32%
Maximum
Fair value assumptions
Estimated volatility rate									53.49%
Stock options | Maximum
Share-based compensation arrangement by share-based payment award
Vesting period (in years)	4 years	4 years
Unvested awards granted to employees
Aggregate Intrinsic Value
Weighted-average period							10 months 28 days
Unvested awards granted to employees | Employees
Aggregate Intrinsic Value
Unrecognized compensation cost | ¥										¥ 319,912
2018 plan | Stock options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares					25,336,096
Percentage of annual increase in shares					1.00%
Expiry period (in years)					10 years
2019 Plan | Stock options
Share-based compensation arrangement by share-based payment award
Maximum aggregate number of shares ( in percentage)				1.00%
Percentage of annual increase in shares				1.00%
Expiry period (in years)				10 years